SHARE CAPITAL - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended
	Feb. 24, 2021	Jan. 26, 2021	Dec. 23, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 02, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Shares issued				110,927,690	110,927,690			83,184,843
Proceeds from issuance shares					$ 2,524	$ 22,749
Sale of offering units	9,585,250	7,419,354
Offering price per share	$ 2.40	$ 1.55
Gross proceeds from offerings	$ 23,005	$ 11,500
Net issuance costs	$ 21,093	$ 10,231				$ 488
Exercise price per share	$ 3.00	$ 2.00
Broker warrants to purchase common stock	670,967	518,234
Common stock price per share	$ 3.00	$ 1.9375
Aspire Capital Fund LLC [Member]
Disclosure of classes of share capital [line items]
Shares issued				1,400,000	1,400,000		200,000
Proceeds from issuance shares			$ 329	$ 2,524